As filed with the Securities and Exchange Commission on June 20, 2023

Securities Act File No. 333-269480

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

Janus Investment Fund

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street

Denver, Colorado 80206-4805

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(303) 333-3863

(Area Code and Telephone Number)

Abigail Murray

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

This Post-Effective Amendment is being filed for the sole purpose of filing the tax opinion as Exhibit 12 to Part C of this Registration Statement.

The Proxy Statement/Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “SEC”) on March 14, 2023 pursuant to Rule 497 of the Securities Act of 1933, as amended, are incorporated herein by reference.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is required because an indefinite number of shares of beneficial interest with $0.01 par value of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

PART C - OTHER INFORMATION

ITEM 15.	Indemnification

Article VI of Janus Investment Fund’s (the “Trust”) Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined under the Investment Company Act of 1940, as amended, i.e., “Non-interested Trustees”) of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of Non-interested Trustees, or independent legal counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

Additionally, each Non-interested Trustee has entered into an Indemnification Agreement with the Trust, which agreement provides that the Trust shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a Non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 16.	Exhibits

Exhibit 1

(a)	Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(b)	Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(c)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on August 8, 2006 (File No. 2-34393).

(d)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on August 8, 2006 (File No. 2-34393).

(e)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(ss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(f)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)	Certificate of Redesignation, dated June 30, 2017, is incorporated herein by reference to Exhibit (a)(52) to Post-Effective Amendment No. 257, filed on August 11, 2017 (File No. 2-34393).

(i)	Certificate of Amendment of the Agreement and Declaration of Trust, dated September 20, 2019, is incorporated herein by reference to Exhibit (a)(62) to Post-Effective Amendment No. 290, filed on October 28, 2019 (File No. 2-34393).

Exhibit 2

(a)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(b)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(c)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

Exhibit 3 (Not Applicable)

Exhibit 4

(a)	Form of Agreement and Plan of Reorganization by Janus Investment Fund, on behalf of Janus Henderson International Opportunities Fund and Janus Henderson Overseas Fund, is incorporated herein by reference to Exhibit 4(a) to the Registrant’s Registration Statement on Form N-14, filed on January 31, 2023 (File No. 333-269480).

Exhibit 5 (Not Applicable)

Exhibit 6

(a)	Investment Advisory Agreement for Janus Henderson Overseas Fund, dated May 30, 2017, is incorporated herein by reference to Exhibit (d)(70) to Post-Effective Amendment No. 257, filed on August 11, 2017 (File No. 2-34393).

Exhibit 7

(a)	Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated May 30, 2017, is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 257, filed on August 11, 2017 (File No. 2-34393).

Exhibit 8 (Not Applicable)

Exhibit 9

(a)	Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(b)	First Amendment to Amended and Restated Custodian Contract between Janus Investment Fund and State Street Bank and Trust Company, dated May 26, 2017, is incorporated herein by reference to Exhibit (g)(26) to Post-Effective Amendment No. 257, filed on August 11, 2017 (File No. 2-34393).

(c)	Custodian Contract, dated October 19, 2017, between Janus Investment Fund and BNP Paribas, is incorporated herein by reference to Exhibit (g)(27) to Post-Effective Amendment No. 263, filed on November 13, 2017 (File No. 2-34393).

(d)	Letter of Termination of Amended and Restated Custodian Contract between Janus Investment Fund and State Street Bank and Trust Company, dated December 6, 2018, is incorporated herein by reference to Exhibit (g)(28) to Post-Effective Amendment No. 287, filed on January 28, 2019 (File No. 2-34393).

(e)	Letter Agreement between Janus Investment Fund and BNP Paribas, acting through its New York Branch, is incorporated herein by reference to Exhibit (g)(27) to Post-Effective Amendment No. 300, filed on October 28, 2020 (File No. 2-34393).

Exhibit 10

(a)	Distribution and Shareholder Servicing Plan for Class A Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

(b)	Distribution and Shareholder Servicing Plan for Class C Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

(c)	Distribution and Shareholder Servicing Plan for Class R Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

(d)	Distribution and Shareholder Servicing Plan for Class S Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

(e)	Amended Rule 18f-3 Plan, dated December 31, 2020, is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 302, filed on January 28, 2021 (File No. 2-34393).

Exhibit 11

(a)	Opinion and Consent of Counsel with respect to Janus Henderson Overseas Fund, dated March 7, 2023, is incorporated herein by reference to Exhibit 11(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on March 8, 2023 (File No. 333-269480).

Exhibit 12

(a)	Tax Opinion of Vedder Price P.C. is filed herein as Exhibit 12(a) to this Registration Statement.

Exhibit 13

(a)	Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(b)	Letter Agreement dated September 17, 2003 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement and Janus Overseas Fund is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(c)	First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(d)	Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(e)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(40) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(f)	Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(134) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(g)	Form of Custody Agreement between HSBC and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(177) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)	Third Amendment to the Amended and Restated Transfer Agency Agreement between Janus Investment Fund and Janus Services LLC, dated May 26, 2017, is incorporated herein by reference to Exhibit (h)(117) to Post-Effective Amendment No. 257, filed on August 11, 2017 (File No. 2-34393).

(i)	Letter Agreement dated December 12, 2022, to Administration Agreement between Janus Investment Fund and Janus Henderson Investors US LLC is incorporated herein by reference to Exhibit (h)(152) to Post-Effective Amendment No. 314, filed on December 20, 2022 (File No. 2-34393).

(j)	Letter Agreement dated December 12, 2022, regarding Janus Henderson Services US LLC Amended and Restated Transfer Agency Agreement, is incorporated herein by reference to Exhibit (h)(153) to Post-Effective Amendment No. 314, filed on December 20, 2022 (File No. 2-34393).

(k)	Expense Limitation Agreement between Janus Henderson Investors US LLC and Janus Investment Fund, dated December 14, 2022, regarding certain series with a September 30 fiscal year end, is incorporated herein by reference to Exhibit 13(k) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on March 8, 2023 (File No. 333-269480).

(l)	Non-Standard Waiver Agreement between Janus Henderson Investors US LLC and Janus Investment Fund, dated March 7, 2023, regarding Janus Henderson Overseas Fund, is incorporated herein by reference to Exhibit 13(l) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on March 8, 2023 (File No. 333-269480).

(m) Expense Limitation Agreement between Janus Henderson Investors US LLC and Janus Investment Fund, dated March 6, 2023, regarding Janus Henderson Overseas Fund, is incorporated herein by reference to Exhibit 13(m) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on March 8, 2023 (File No. 333-269480).

Exhibit 14

(a) Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit 14(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on March 8, 2023 (File No. 333-269480).

Exhibit 15 (Not Applicable)

Exhibit 16

(a) Powers of Attorney, dated January 27, 2023, are incorporated herein by reference to Exhibit 16(a) to the Registrant’s Registration Statement on Form N-14, filed on January 31, 2023 (File No. 333-269480).

Exhibit 17 (Not Applicable)

ITEM 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 20th day of June, 2023.

JANUS INVESTMENT FUND

By:	/s/ Michelle R. Rosenberg
Michelle R. Rosenberg, President and
Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michelle R. Rosenberg	President and Chief Executive Officer	June 20, 2023
Michelle R. Rosenberg	(Principal Executive Officer)

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer	June 20, 2023
(Principal Financial Officer and Principal Accounting Officer)

Alan A. Brown*	Chairman and Trustee	June 20, 2023
Alan A. Brown

Cheryl D. Alston*	Trustee	June 20, 2023
Cheryl D. Alston

William D. Cvengros*	Trustee	June 20, 2023
William D. Cvengros

Raudline Etienne*	Trustee	June 20, 2023
Raudline Etienne

Darrell B. Jackson*	Trustee	June 20, 2023
Darrell B. Jackson

William F. McCalpin*	Trustee	June 20, 2023
William F. McCalpin

Gary A. Poliner*	Trustee	June 20, 2023
Gary A. Poliner

Diane L. Wallace*	Trustee	June 20, 2023
Diane L. Wallace

/s/ Abigail Murray
*By: Abigail Murray
Attorney-In-Fact

Pursuant to Powers of Attorney, dated January 27, 2023, incorporated herein by reference to Exhibit 16(a) to N-14, filed on January 31, 2023 (File No. 333-269480).

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

Exhibit 12(a)	Tax Opinion of Vedder Price P.C.